Fees to auditors appointed at the Annual General Meeting	12 Months Ended
Dec. 31, 2020
Fees to auditors appointed at the Annual General Meeting
Fees to auditors appointed at the Annual General Meeting

Note 5 - Fees to auditors appointed at the Annual General Meeting

DKK thousand	2020	2019	2018
Audit	5,941	1,847	1,661
Audit-related services and other assurance engagements	1,002	1,731	718
Tax advice	0	0	106
Other	0	12	0
Total fees	6,943	3,590	2,485

The fee for audit-related services and other assurance engagements and other services provided to the Group by EY godkendt Revisionspartnerselskab in 2020 consisted of Audit of Annual Report, Audit of 20-F SEC filing, including SOX 404b attestation procedures, quarterly reviews, other auditor’s reports on various statements for public authorities, and other accounting advisory services. (Deloitte Statsautoriseret Revisionspartnerselskab in 2019 and 2018)